Stockholders' Equity (Deficit) - Schedule of Shares of Common Stock Reserved for Future Issuance (Detail) shares in Thousands	Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	9,858
Common stock warrants outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	990
Stock options issued and outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	8,228
Authorized for future option grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	562
Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	78